Litigation (Tables)	12 Months Ended
Dec. 31, 2011
Litigation
Litigation provisions

2011

CHF million

Balance at beginning of period	861

Increase in litigation accruals	752

Decrease in litigation accruals	(29)

Decrease for settlements and other cash payments	(688)

Foreign exchange translation	(26)

Balance at end of period	870